RELATED PARTY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 05, 2023
Related Party Transaction [Line Items]
Repayment to related party	$ 211	$ 211
Loan amount			$ 100
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Promissory note			$ 1,000
Related Party [Member]
Related Party Transaction [Line Items]
Repayment to related party	1,000	1,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	100	100
Promissory Note with Related Party | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	$ 469	$ 469